Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 619	3,855
2014	557	3,469
2015	451	2,808
2016	63	393
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 1,690	10,525